FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31, 2023			December 31, 2022
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Marketable securities (Note 13)	$62,380	$61,749	$631	$34,528	$33,426	$1,102

Disclosure of detailed information about capital risk management [Table Text Block]
	December 31, 2023	December 31, 2022
Equity	$1,358,120	$1,411,298
Debt facilities	219,812	210,362
Lease liabilities	36,702	37,583
Less: cash and cash equivalents	(125,581)	(151,438)
	$1,489,053	$1,507,805

Disclosure of detailed information about financial liabilities [Table Text Block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$94,413	$94,413	$94,413	$-	$-	$-
Debt facilities	219,812	258,264	3,104	25,088	230,072	-
Lease liabilities	36,702	40,572	17,465	18,624	3,805	678
Other liabilities	5,592	5,592	-	394	5,198	-
Commitments	172	172	172	-	-	-
	$356,691	$399,013	$115,154	$44,106	$239,075	$678

Disclosure of detailed information about currency risk [Table Text Block]
December 31, 2023
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian Dollar	$11,645	$-	$-	$1,565	($4,009)	$9,201	$920
Mexican Peso	6,380	107,165	52,737	-	(61,936)	104,346	10,435
	$18,025	$107,165	$52,737	$1,565	($65,945)	$113,547	$11,355

Disclosure of detailed information about price risk [Table Text Block]
	December 31, 2023
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in doré inventory	$1,604	$523	$2,127
	$1,604	$523	$2,127